FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following tables present the fair values of the Company’s assets and liabilities that are remeasured at fair value as of March 31, 2024 and December 31, 2023.

		Fair Value Measurements as of March 31, 2024 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$3,601	$—	$3,601
	Accrued liabilities	—	(1,974)	—	(1,974)
Bunker fuel hedges:	Accrued liabilities	—	—	—	—
Interest rate swap contracts:
	Other receivables, net	—	4,831	—	4,831
	Other assets	—	32,021	—	32,021
Rabbi Trust investments:
	Short-term investments	—	—	6,099	6,099
	Long-term investments	—	—	15,696	15,696
Contingent consideration:
	Contingent consideration	—	—	(1,152)	(1,152)
	Contingent consideration, less current portion	—	—	(7,356)	(7,356)
Total		$—	$38,479	$13,287	$51,766

		Fair Value Measurements as of December 31, 2023 Using
	Balance Sheet Classification	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Foreign currency forward contracts:		(U.S. Dollars in thousands)
	Other receivables, net	$—	$1,889	$—	$1,889
	Accrued liabilities	—	(6,875)	—	(6,875)
Bunker fuel hedges:	Accrued liabilities	—	(129)	—	(129)
Interest rate swap contracts:
	Other receivables, net	—	7,304	—	7,304
	Other assets	—	29,868	—	29,868
Rabbi Trust investments:
	Short-term investments	—	—	5,899	5,899
	Long-term investments	—	—	15,970	15,970
Contingent consideration:
	Contingent consideration	—	—	(1,788)	(1,788)
	Contingent consideration, less current portion	—	—	(7,327)	(7,327)
Total		$—	$32,057	$12,754	$44,811

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 Rabbi Trust investments for the three months ended March 31, 2024:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2023	$21,869
Net realized and unrealized gains recognized in earnings*	314
Plan contributions	187
Plan distributions	(575)
Balance as of March 31, 2024	$21,795
*Net amount comprised of realized and unrealized gains of $0.2 million and $0.1 million, respectively, recorded in other income, net, in the condensed consolidated statements of operations.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The table below sets forth a summary of changes in the fair value of the Level 3 contingent consideration for the three months ended March 31, 2024:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
(U.S. Dollars in thousands)
Balance as of December 31, 2023	$(9,115)
Additions	(374)
Payments	796
Remeasurement loss	(16)
Foreign exchange impact	201
Balance as of March 31, 2024	$(8,508)

Fair Value, Liabilities Measured on Recurring Basis
The carrying value, net of debt issuance costs, and gross estimated fair value of these term loans based on Level 2 inputs in the fair value hierarchy are summarized below:

	March 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Carrying value, net of unamortized debt issuance costs	$794,482	$796,857
Unamortized debt issuance costs	13,268	14,118
Gross carrying value	$807,750	$810,975

Estimated fair value	$806,740	$809,961